Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	2.81%	(0.06%)
U.S. Treasury notes, 1.375%, 02/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 47,270,000
Fair Value as a % of Partners' Capital		30.50%
Fair Value		$ 47,258,921
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 39,370,000
Fair Value as a % of Partners' Capital		25.41%
Fair Value		$ 39,359,235
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 46,970,000
Fair Value as a % of Partners' Capital		30.30%
Fair Value		$ 46,942,479
U.S. Treasury notes, 2.250%, 02/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 49,140,000
Fair Value as a % of Partners' Capital	41.55%
Fair Value	$ 49,264,769
U.S. Treasury notes, 2.625%, 05/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 27,200,000
Fair Value as a % of Partners' Capital	23.16%
Fair Value	$ 27,450,219
U.S. Treasury notes, 2.750%, 08/15/2021 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 24,470,000
Fair Value as a % of Partners' Capital	20.98%
Fair Value	$ 24,869,549
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	85.69%	86.21%
Fair Value	$ 101,584,537	$ 133,560,635